INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 2,104,611	$ 2,027,185
Offsetting presentation	(318,696)	(279,380)
Net Effect	1,785,915	1,747,805	$ 1,463,886
Property, Plant and Equipment [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	1,415,173	1,281,546
Financial Instruments [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	33,749	25,334
Biological Assets [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	527,988	605,166
Inventory [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	56,531	46,336
Prepaid Expenses [Member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	37,760	38,088
Intangible [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	10,173	12,511
Other Taxable Temporary Differences [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 23,237	$ 18,204